Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Accrued expenses and other current liabilities [Abstract]
Interest payable	$ 92,718	$ 95,130
Payroll and employee costs	83,631	64,230
Product and commission costs	59,314	49,043
Indirect taxes payable	50,969	46,276
Operating costs	49,240	68,001
Air costs	37,563	17,132
Overhead costs	29,764	29,537
Marketing expenses	25,521	27,438
Other	61,655	55,213
Total	$ 490,375	$ 452,000